Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

15 Inventories

in EUR k	Dec 31, 2022	Dec 31, 2021	Jan 1, 2021
Raw materials, consumables and supplies	1,801	3,831	11,167
Finished goods and merchandise	18	38	238
Inventories	1,819	3,869	11,405

In the year ended December 31, 2022, raw materials, consumables, and changes in inventories of finished goods recorded as expenses under “cost of sales” came to EUR 19,525k (2021: EUR 9,467k; 2020: EUR 11,061k).